Form N-1A Cover	Nov. 21, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 21, 2024
Prospectus Date	Nov. 27, 2024